WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 141.6%
Alabama - 6.4%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$2,600,000	$2,754,599
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	560,000	547,535	(a)(b)
Series D-1, Refunding	5.500%	2/1/29	800,000	834,978	(a)(b)(c)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	700,000	706,741	(d)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	11,580,000	12,123,699
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,400,000	1,417,944
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	6,900,000	7,252,497
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 2, Series A	4.000%	6/1/24	5,690,000	5,665,690	(a)(b)

Total Alabama				31,303,683

Alaska - 0.8%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/38	750,000	790,771
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	1,000,000	981,662	(d)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	500,000	442,142
Asset Backed Senior Bonds, Series A, Class 1, Refunding	4.000%	6/1/41	1,690,000	1,587,200

Total Alaska				3,801,775

Arizona - 5.6%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	729,015
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	6/3/24	4,120,000	4,135,879	(a)(b)(d)
Intel Corp. Project	3.800%	6/15/28	1,750,000	1,747,932	(a)(b)
Intel Corp. Project	4.100%	6/15/28	1,000,000	997,103	(a)(b)(d)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	$950,000	$976,076	(e)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	790,397
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,077,752
Series 2007	5.000%	12/1/32	10,000,000	10,394,211
Series 2007	5.000%	12/1/37	5,500,000	5,637,017

Total Arizona				27,485,382

Arkansas - 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	800,000	803,376	(d)

California - 18.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	2,050,000	2,169,636
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	1,750,000	1,791,665
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	5.160%	4/1/24	5,500,000	5,502,440	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	700,000	690,766	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	2,400,000	2,495,539	(a)(b)
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	507,510
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	3,400,000	3,401,863	(d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	12,500,000	12,204,151	(d)(e)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	1,000,000	1,010,583

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	$1,770,000	$1,725,272	(e)
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	1,250,000	1,317,756
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,405,000	2,408,501
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/36	800,000	796,266	(d)
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/37	500,000	496,512	(d)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	500,000	517,637	(d)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	5,565,000	5,854,508	(d)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,000,000	1,821,004	(d)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	2,500,000	2,608,671
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	4,000,000	4,165,854
Series C	5.000%	7/1/42	2,000,000	2,094,579
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	1,500,000	1,584,351
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	4,186,473
Series B	6.500%	11/1/39	8,000,000	9,505,980
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	545,000	537,844
Community Facilities District No 2003-1	5.750%	9/1/52	1,000,000	971,502
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	1,900,000	2,024,190
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	1,000,000	1,077,314

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	$1,500,000	$1,537,662	(d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	9,135,000	9,208,045	(d)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,533,115	(d)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	1,000,000	1,053,622
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	1,000,000	1,019,585
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/39	500,000	525,878
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	500,000	516,449

Total California				88,862,723

Colorado - 6.3%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	500,285
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,648,715
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	1,000,000	1,024,112	(a)(b)
Commonspirit Health Project, Series A-2	4.000%	8/1/49	1,900,000	1,646,655
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	600,000	591,903
Denver, CO, Airport System Revenue, Series C	6.125%	11/15/25	10,945,000	11,108,180	(d)(f)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	12,200,000	14,309,351

Total Colorado				30,829,201

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 1.1%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	$1,500,000	$1,584,225
Connecticut State, GO:
Series A	5.000%	4/15/35	1,650,000	1,792,656
Series E	5.000%	10/15/34	930,000	970,965
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	900,000	901,814	(e)

Total Connecticut				5,249,660

District of Columbia - 0.6%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	2,760,696

Florida - 6.6%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/47	1,250,000	1,260,150	(d)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	400,000	424,156	(d)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	555,000	552,575	(e)
Florida State Insurance Assistance Interlocal Agency Inc. Revenue, Series A-1	5.000%	9/1/26	4,550,000	4,702,258
Florida State Mid-Bay Bridge Authority, Series A, Refunding	5.000%	10/1/30	2,410,000	2,449,882
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	700,000	644,739
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,512,181	(d)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	1,000,000	1,022,626	(d)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	3,000,000	3,047,466	(d)
Miami-Dade County, FL, Expressway Authority, Series A	5.000%	7/1/40	9,000,000	9,001,974
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	2,000,000	2,033,609	(d)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	1,500,000	1,541,488	(d)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	1,000,000	1,024,398

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	$750,000	$710,456
Jupiter Medical Center Project, Series A	5.000%	11/1/52	2,200,000	2,078,253
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	500,000	390,775

Total Florida				32,396,986

Georgia - 1.6%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	1,000,000	1,013,065
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	1,000,000	1,054,497
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	900,000	930,746
Plant Vogtle Units 3&4, Project P, Series A	5.000%	1/1/56	1,000,000	999,868
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	550,000	570,234
Project One, Series A	5.000%	1/1/50	1,000,000	1,023,841
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	800,000	804,453
Series C	5.000%	9/1/30	1,250,000	1,298,348	(a)(b)

Total Georgia				7,695,052

Guam - 0.2%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	970,000	911,000

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,116,993

Illinois - 18.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,500,000	1,516,863
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	101,897
Dedicated, Series G, Refunding	5.000%	12/1/44	420,000	410,338
Dedicated, Series H	5.000%	12/1/36	500,000	504,015
Dedicated, Series H	5.000%	12/1/46	4,150,000	4,017,654
Series D	5.000%	12/1/46	6,435,000	6,270,779

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, GO:
Series A	5.000%	1/1/44	$1,000,000	$1,010,201
Series A, Refunding	5.625%	1/1/29	2,000,000	2,114,962
Series A, Refunding	6.000%	1/1/38	1,500,000	1,581,544
Series C, Refunding	5.000%	1/1/25	3,000,000	3,037,106
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,000,000	1,015,292
General Senior Lien, Series C, Refunding	5.000%	1/1/44	2,500,000	2,564,372	(d)
Series A, Refunding	5.000%	1/1/31	1,000,000	1,008,040	(d)
Series A, Refunding	5.000%	1/1/35	7,000,000	7,042,129	(d)
TrIPS Obligated Group	5.000%	7/1/48	700,000	673,025	(d)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,006,201
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	515,835
Second Lien, Series A, Refunding	4.000%	12/1/55	1,300,000	1,135,905
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	1,000,000	982,054
Second Lien, Series A, Refunding	5.000%	1/1/47	2,300,000	2,321,469
Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	760,874
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	1,899,530
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/33	1,290,000	1,357,055
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	3,610,000	3,736,987
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/38	2,000,000	2,062,164
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/41	1,750,000	1,690,285
Illinois State Finance Authority Revenue, Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,900,000	1,848,631
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	466,672
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	773,838

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	$4,000,000	$3,749,557
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,500,000	1,529,018
Series 2016	5.000%	11/1/33	2,350,000	2,407,106
Series 2016, Refunding	5.000%	2/1/29	1,660,000	1,729,955
Series A	5.000%	3/1/34	2,000,000	2,148,912
Series A	5.000%	5/1/36	690,000	715,695
Series A	5.000%	5/1/39	2,000,000	2,047,188
Series A	5.000%	3/1/46	1,750,000	1,796,433
Series A, Refunding	5.000%	10/1/29	3,795,000	4,040,124
Series A, Refunding	5.000%	10/1/30	500,000	531,966
Series D	5.000%	11/1/27	2,000,000	2,105,454
Series D	5.000%	11/1/28	750,000	788,445
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,750,000	2,527,225
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,500,000	1,311,932
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	7,150,000	7,171,773
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	4,450,000	4,941,610

Total Illinois				92,968,110

Indiana - 1.3%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	2,250,000	1,840,102
Marion General Hospital, Series A	4.000%	7/1/45	900,000	802,090
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	900,000	898,563
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	1,942,518
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,009,450	(d)

Total Indiana				6,492,723

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - 1.2%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	$3,400,000	$3,419,692	(a)(b)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	2,000,000	1,979,291
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	550,000	495,102

Total Iowa				5,894,085

Kentucky - 2.4%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	1,000,000	1,028,651
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	5,000,000	4,957,346	(a)(b)
Series C	4.000%	6/1/25	5,800,000	5,803,887	(a)(b)

Total Kentucky				11,789,884

Louisiana - 1.0%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	2,000,000	2,021,022	(d)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	1,750,000	1,648,813	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,300,000	1,230,806	(a)(b)

Total Louisiana				4,900,641

Maryland - 0.5%
Maryland EDC, Senior Student Housing Revenue, Morgan State University Project	5.000%	7/1/50	1,150,000	1,169,862
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	1,495,000	1,433,830

Total Maryland				2,603,692

Massachusetts - 2.9%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,300,000	1,331,216
Broad Institute Inc., Refunding	5.000%	4/1/36	1,000,000	1,060,534

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Milford Regional Medical Center, Series F	5.750%	7/15/43	$500,000	$469,286
Northeastern University Issue, Refunding	5.000%	10/1/44	2,000,000	2,162,620
UMass Boston Student Housing Project	5.000%	10/1/48	750,000	726,026
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/49	1,100,000	1,120,111	(d)
Series A, Refunding	5.000%	7/1/36	1,700,000	1,798,746	(d)
Series E	5.000%	7/1/46	5,480,000	5,664,863	(d)

Total Massachusetts				14,333,402

Michigan - 3.2%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	1,000,000	1,001,952
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	5,500,000	5,544,438
Senior Lien, Series C, Refunding	5.000%	7/1/35	500,000	520,229
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County Guaranty, County GTD	5.000%	1/1/46	1,000,000	1,036,929	(d)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	650,000	651,166
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	625,000	638,810
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	1,160,000	1,171,415
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	250,000	255,258
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	230,000	233,894
Michigan State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series 2010F-4, Refunding	5.000%	11/15/47	3,000,000	3,078,357
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,400,000	1,406,692	(d)

Total Michigan				15,539,140

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.8%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	$2,710,000	$2,548,083
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,250,000	1,159,025

Total Missouri				3,707,108

Nebraska - 0.3%
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	1,500,000	1,421,765

New Hampshire - 0.1%
National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	700,000	690,389

New Jersey - 6.5%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,503,757	(d)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	665,104	(d)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,082,815
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,120,892
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,008,528	(d)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	400,000	415,287
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,200,000	1,220,075
New Jersey State Institute of Technology, GO, Series A	5.000%	7/1/45	750,000	759,044
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	1,500,000	1,566,439
Transportation Program, Series AA	5.000%	6/15/50	5,520,000	5,719,957
Transportation Program, Series AA, Refunding	5.000%	6/15/38	3,000,000	3,245,625
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,264,902
Transportation Program, Series BB	5.000%	6/15/44	2,000,000	2,062,323
Transportation System, Series A, Refunding	5.000%	12/15/25	1,885,000	1,945,969

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Transportation System, Series A, Refunding	4.250%	6/15/40	$750,000	$752,483
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	600,000	619,745

Total New Jersey				31,952,945

New York - 21.4%
Brookhaven, NY, Local Development Corp. Revenue:
Long Island Community Hospital Project, Series A	5.000%	10/1/31	1,280,000	1,381,231
Long Island Community Hospital Project, Series A	4.000%	10/1/45	1,250,000	1,122,763
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	1,500,000	1,548,066
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	500,000	481,720
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,500,000	1,614,980
Green Bonds, Series E, Refunding	4.000%	11/15/45	1,250,000	1,144,695
Series A-2	5.000%	5/15/30	1,800,000	1,912,054	(a)(b)
Series C-1	5.000%	11/15/33	350,000	360,289
New York City, NY, GO:
Series A	5.000%	8/1/51	2,000,000	2,117,593
Subseries A-1	5.000%	8/1/47	2,070,000	2,180,742
Subseries F-1	5.000%	3/1/39	2,000,000	2,149,749
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	500,000	451,134
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	750,000	700,723
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	4,500,000	4,245,418
Second General Resolution, Series CC	5.000%	6/15/48	600,000	616,995
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	1,000,000	1,028,293
New York City, NY, TFA Future Tax Secured Revenue, Subseries F-1	5.000%	5/1/42	3,000,000	3,094,758
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries A-1	5.000%	5/1/53	8,000,000	8,457,457

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	$2,000,000	$1,853,112
Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	5,000	5,477	(g)
Series B, Refunding	5.000%	2/15/43	5,000	5,371	(g)
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	2,995,000	3,121,172
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	1,000,000	1,039,115
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,000,000	2,088,139
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	3,250,000	3,392,417
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	7,240,000	6,887,880
New York State Liberty Development Corp. Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,750,000	1,674,906	(e)
7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	3,800,000	2,779,415
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,662,711
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	3,000,000	2,797,988
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,750,000	1,801,961	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	1,500,000	1,414,622	(d)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/41	2,160,000	2,014,156
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,250,000	1,250,228	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	9,250,000	9,220,670	(d)
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C	4.000%	3/15/45	2,500,000	2,398,541

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	$6,400,000	$6,540,948
Consolidated Series 221	4.000%	7/15/50	2,600,000	2,362,110	(d)
Consolidated Series 221	4.000%	7/15/55	1,000,000	891,141	(d)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	6,900,000	7,227,577
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	1,400,000	1,467,696
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	1,250,000	1,150,748
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	4,950,000	5,219,924

Total New York				104,876,685

North Carolina - 1.3%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	1,750,000	1,816,343
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	750,000	718,884
North Carolina State Medical Care Commission, Retirement Facilities Revenue:
The Forest at Duke Project	4.000%	9/1/41	500,000	420,586
The Forest at Duke Project	4.000%	9/1/46	715,000	572,830
The Forest at Duke Project	4.000%	9/1/51	1,000,000	771,678
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/47	750,000	755,691
Series A, Refunding	5.000%	7/1/51	1,500,000	1,510,266

Total North Carolina				6,566,278

North Dakota - 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	2,700,000	1,932,179

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$2,300,000	$2,105,595
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,291,963	(a)(b)(d)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	950,000	857,034	(d)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	1,000,000	994,453	(a)(b)(d)

Total Ohio				5,249,045

Oklahoma - 0.4%
Oklahoma State Municipal Power Authority Revenue, Series A, Refunding, AGM	4.000%	1/1/47	2,000,000	1,897,651

Oregon - 1.0%
Oregon State Business Development Commission Revenue, Intel Corp. Project, Series 232	3.800%	6/15/28	2,000,000	1,997,636	(a)(b)
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,000,000	2,015,813
Port of Portland, OR, Airport Revenue, Portland International Airport, Series C, Refunding	5.000%	7/1/24	1,000,000	1,007,173	(d)

Total Oregon				5,020,622

Pennsylvania - 6.3%
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.250%	12/1/47	750,000	728,615
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/32	250,000	265,256
Series 2018	5.000%	6/1/33	500,000	530,065
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	375,000	382,741	(g)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	1,145,000	1,150,007
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax:
Series B, Refunding, County GTD	4.750%	5/1/53	1,000,000	975,671
Series B, Refunding, County GTD	4.750%	5/1/57	2,500,000	2,434,146
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	2,750,000	2,817,542

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	$2,000,000	$2,169,470	(d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	5,100,000	5,184,619	(d)
Pennsylvania State Turnpike Commission Revenue:
Series A-2, Refunding	5.000%	12/1/48	1,000,000	1,034,160
Series B	5.000%	12/1/45	1,500,000	1,563,441
Series B, Refunding	5.250%	12/1/47	1,200,000	1,299,126
Series C, Refunding	4.000%	12/1/51	2,000,000	1,820,509
Subordinated, Series B	5.000%	12/1/48	2,900,000	2,978,504
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	1,200,000	1,334,377
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/33	1,755,000	1,787,239
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	600,000	622,866
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	1,780,000	1,848,388

Total Pennsylvania				30,926,742

Puerto Rico - 5.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	3,700,000	3,555,362	(e)
Series B, Refunding	5.000%	7/1/33	1,340,000	1,355,473	(e)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	338,000	217,587
Restructured, Series A	5.000%	7/1/62	375,000	369,844
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	7,624	7,347
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	36,845
Restructured, Series A-1	5.375%	7/1/25	52,334	53,329
Restructured, Series A-1	5.625%	7/1/27	51,860	54,088
Restructured, Series A-1	5.625%	7/1/29	51,018	53,979
Restructured, Series A-1	5.750%	7/1/31	49,554	53,597

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Restructured, Series A-1	4.000%	7/1/33	$46,990	$44,001
Restructured, Series A-1	4.000%	7/1/35	992,237	911,924
Restructured, Series A-1	4.000%	7/1/37	3,125,000	2,811,577
Restructured, Series A-1	4.000%	7/1/41	489,287	423,114
Restructured, Series A-1	4.000%	7/1/46	51,258	42,671
Subseries CW	0.000%	11/1/43	221,913	114,563	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	2,230,000	613,250	*(h)
Series A	5.050%	7/1/42	350,000	96,250	*(h)
Series XX	5.250%	7/1/40	3,495,000	961,125	*(h)
Series ZZ, Refunding	—	7/1/18	1,250,000	340,625	*(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	960,000	821,747
CAB, Restructured, Series A-1	0.000%	7/1/46	6,030,000	1,679,525
Restructured, Series A-1	4.550%	7/1/40	230,000	224,256
Restructured, Series A-1	4.750%	7/1/53	400,000	374,992
Restructured, Series A-1	5.000%	7/1/58	3,600,000	3,493,460
Restructured, Series A-2	4.329%	7/1/40	6,380,000	6,058,484
Restructured, Series A-2A	4.550%	7/1/40	3,550,000	3,461,339

Total Puerto Rico				28,230,354

South Carolina - 0.7%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	2,000,000	1,858,566
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/48	1,750,000	1,765,553	(d)

Total South Carolina				3,624,119

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	500,000	506,162

Tennessee - 2.7%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	2,500,000	2,373,865
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	1,200,000	1,173,449
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	1,750,000	1,878,184

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	$500,000	$518,790
Subordinated, Series B, Refunding	5.000%	7/1/46	1,000,000	1,033,166
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	6,500,000	6,426,175	(a)(b)

Total Tennessee				13,403,629

Texas - 6.9%
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,250,000	1,283,618
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	1,500,000	1,535,704	(d)
Series B	5.000%	11/15/39	2,520,000	2,602,427	(d)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	3,300,000	2,962,613
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	513,859
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, Series A, B and C (0.000% to 10/1/23 then 5.500%)	0.000%	10/1/36	4,000,000	4,304,758
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	1,250,000	1,400,039	(a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	1,250,000	1,182,468
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	5,500,000	5,529,803	(d)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	1,500,000	1,327,221	(d)
Subordinated Lien, Series A, Refunding	4.000%	7/1/40	2,000,000	1,890,114	(d)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,007,493
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	120,000	123,927	(d)
Series 2017	5.000%	11/1/36	120,000	122,690	(d)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	750,000	746,657

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	$1,000,000	$735,913
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	825,000	841,298
Series B, Refunding	5.000%	1/1/45	2,105,000	2,113,389
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	400,000	229,666	(d)(e)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	1,750,000	1,618,599
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,600,735	(d)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	500,000	300,000	*(e)(h)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	7,500	*(h)

Total Texas				33,980,491

Utah - 1.6%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	5,354,255	(d)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,002,682
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/39	1,000,000	843,869
Series 2021	4.000%	10/15/38	500,000	428,989

Total Utah				7,629,795

Virginia - 2.0%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	757,064
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,100,000	1,111,452	(d)
Series B, Refunding	5.000%	7/1/45	1,500,000	1,510,869	(d)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	19

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	$500,000	$526,854
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	300,000	315,480
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	7/1/35	3,000,000	3,166,433	(d)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,037,505	(d)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	1,250,000	1,260,370	(d)

Total Virginia				9,686,027

Washington - 1.8%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	750,000	684,567	(d)
Series 2019	5.000%	4/1/44	1,500,000	1,534,524	(d)
Series 2022, Refunding	5.000%	8/1/41	2,500,000	2,601,327	(d)
Series C	5.000%	5/1/42	1,500,000	1,526,450	(d)
Washington State Health Care Facilities Authority Revenue:
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/45	1,200,000	1,075,258
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,500,000	1,538,064

Total Washington				8,960,190

Wisconsin - 1.4%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	2,500,000	2,526,303
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	500,000	482,124
Cone Health, Series A	5.000%	10/1/52	1,500,000	1,528,579
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	1,390,000	1,070,126	(e)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	1,250,000	1,323,111

Total Wisconsin				6,930,243

TOTAL MUNICIPAL BONDS (Cost - $707,879,506)				694,930,623

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS(j) - 3.2%
New York - 3.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$6,920,000	$7,477,129
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	8,480,000	8,112,846

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (Cost - $15,892,222)				15,589,975

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $723,771,728)				710,520,598

SHORT-TERM INVESTMENTS - 0.2%
MUNICIPAL BONDS - 0.2%
Mississippi - 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series I	3.800%	11/1/35	600,000	600,000	(k)(l)

Pennsylvania - 0.1%
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	4.010%	12/1/39	400,000	400,000	(k)(l)

TOTAL MUNICIPAL BONDS (Cost - $1,000,000)				1,000,000

			SHARES
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $35,231)	5.261%		35,231	35,231	(m)(n)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,035,231)				1,035,231

TOTAL INVESTMENTS - 145.0% (Cost - $724,806,959)				711,555,829
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (0.3)%				(1,300,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (44.3)%				(217,575,000)
TOB Floating Rate Notes - (1.8)%				(8,855,000)
Other Assets in Excess of Other Liabilities - 1.4%				7,052,507

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$490,878,336

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	21

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	The coupon payment on this security is currently in default as of August 31, 2023.

(i)	The maturity principal is currently in default as of August 31, 2023.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(m)	Rate shown is one-day yield as of the end of the reporting period.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2023, the total market value of investments in Affiliated Companies was $35,231 and the cost was $35,231 (Note 2).

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2023 Quarterly Report	23

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital. When pursuing its investment objective, the Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

24

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

25

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$694,930,623	—	$694,930,623
Municipal Bonds Deposited in Tender Option Bond Trusts	—	15,589,975	—	15,589,975

Total Long-Term Investments	—	710,520,598	—	710,520,598

Short-Term Investments†:
Municipal Bonds	—	1,000,000	—	1,000,000
Money Market Funds	$35,231	—	—	35,231

Total Short-Term Investments	35,231	1,000,000	—	1,035,231

Total Investments	$35,231	$711,520,598	—	$711,555,829

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2023. The following transactions were effected in such company for the period ended August 31, 2023.

	Affiliate Value at May 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$94,326	$401,662	401,662	$460,757	460,757	—	$547	—	$35,231

26